Lazard U.S. Municipal Portfolio
Lazard U.S. Municipal Portfolio
Investment Objective
The Portfolio seeks current income exempt from regular federal income taxes, consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Lazard U.S. Municipal Portfolio	Institutional Shares	Open Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lazard U.S. Municipal Portfolio		Institutional Shares	Open Shares
Management Fees		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		1.16%	37.61%
Total Annual Portfolio Operating Expenses		1.41%	38.11%
Fee Waiver and Expense Reimbursement	[1]	1.01%	37.41%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.40%	0.70%
[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent Total Annual Portfolio Operating Expenses exceed .40% and .70% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard U.S. Municipal Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	41	347	675	1,603
Open Shares	72	5,607	8,084	9,821

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in US municipal securities, the interest on which is, in the opinion of the issuer’s counsel at the time of issuance, exempt from regular federal income tax. At times, a portion of the Portfolio’s assets exempt from regular income tax may be invested in securities subject to the alternative minimum tax (the “AMT”).

The Portfolio invests primarily in securities that are rated investment grade by one or more nationally recognized statistical rating organizations, or, if unrated, determined by the Investment Manager to be of comparable quality.

Although the Portfolio may invest in fixed-income securities without regard to their maturity or duration, the Portfolio’s average weighted effective duration is expected to range between two and seven years.

The Portfolio also may invest in other securities that are not municipal securities. The Portfolio’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating- and variable-rate securities.

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration and coupon or other features.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Fixed-Income Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or effective durations.

Municipal Securities Risk. A primary risk of municipal securities, like other fixed-income securities, is credit risk, which is the risk that the issuer will not make timely interest or principal payments. Payment by the issuer may depend on a relatively limited source of revenue, resulting in greater credit risk.

The values of municipal securities can fluctuate and may be affected by adverse tax law, legislative or political changes, and by financial or other developments affecting municipal issuers and the municipal securities market generally. If there is a decline, or perceived decline, in the credit quality of a municipal security (or institutions providing credit and liquidity enhancements), the security’s value could fall, potentially lowering the Portfolio’s share price.

Some municipal securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Future changes in the activity of an issuer may adversely affect the tax-exempt status of municipal securities. If a municipal security fails to meet certain regulatory requirements to maintain its exempt tax status, the interest received by the Portfolio from its investment in such security, and the related distributions to Portfolio shareholders, will be taxable.

The size of certain municipal securities offerings may be relatively smaller in size than other debt offerings and, in some cases, the Portfolio, by itself or together with other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Liquidity Risk. The lack of a readily available market or restrictions on resale may limit the ability of the Portfolio to sell a security at the time and price it would like.

Performance Bar Chart and Table Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Municipal Portfolio by showing the Portfolio’s performance for the first complete calendar year of operation compared to that of a broad measure of market performance. The bar chart shows the performance of the Portfolio’s Institutional Shares. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/12 1.22% Worst Quarter: 12/31/12 -0.02%

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Lazard U.S. Municipal Portfolio	1 Year	Life of Portfolio	Inception Date
Institutional Shares	2.54%	3.81%	Feb. 28, 2011
Open Shares	2.24%	3.49%	Feb. 28, 2011
After Taxes on Distributions Institutional Shares	1.93%	3.10%
After Taxes on Distributions and Sale of Portfolio Shares Institutional Shares	1.66%	2.86%
Bank of America Merrill Lynch 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.98%	4.92%